Subsequent events	12 Months Ended
Dec. 31, 2025
Subsequent events [Abstract]
Subsequent events
20.	Subsequent events

a.
In connection with the SEPA agreement, on January 28, 2026 the Company issued 2,000,000 ordinary shares to Yorkville from which the Company initially sale on this date 1,835,000 in the amount of U.S$3,646,000.  On February 2, 2026  the Company issued 363,500 ordinary shares and sale 528,500 (including 165,000 ordinary shares previously issued) them to Yorkville in the amount of U.S.$787,640.

b.
As mentioned in note 10(11). and 2ec. on March 10, 2026, the Company reached an agreement with an ad hoc group of holders of Notes representing more than 81% of the aggregate principal amount of Notes outstanding (the “Ad Hoc Group”), on the key terms of the Notes restructuring (the “Restructuring”) as set out in a term sheet signed on this date and (ii) the entry into a lock-up agreement (the “Lock Up Agreement”) with the Ad Hoc Group to ensure a successful implementation of the Restructuring.

The Restructuring is part of Companie’s ongoing efforts to preserve liquidity amid continued financial and operational challenges at its Grand Island Cancun hotel, and is expected to (i) strengthen Murano’s current capital structure, (ii) assist Murano in its ongoing efforts to regain financial stability, and (iii) ensure the sustainability of the Grand Island Cancun hotel operations.

The Company remains committed to meeting its obligations to key suppliers, clients and commercial partners both current and future while it moves to the implementation phase of the Restructuring, as part of an agreed amicable and out-of-court solution.

The Lock Up Agreement with a substantial group of the holders of Notes represents a key milestone and is the result of a constructive negotiation process between Murano and the Ad Hoc Group over the last several months.  The Company is working on meeting the various conditions to the effectiveness of the Lock-Up Agreement and aims at announcing its effectiveness shortly.

As part of the steps required to complete the restructuring of the 2031 Notes, the Company signed on April 6, 2026 the Hotel Management Agreement (HMA) with Ennismore Mexico to manage the 566 hotel key rooms of the phase one of the Cancun Complex and is maintaining proactive discussions with Hyatt to finalize the previous HMA.

In addition, the Company has not yet delivered the audited financial statements as of December 31, 2025 required under the Indenture governing the 2031 Notes. The Company expects to deliver those financial statements in the short term.

c.
On March 20, 2026, the two years lock up period for the restriction of transfer of the ordinary shares held by the shareholders of the De Spac transaction (as described in note 1.b. 2024 ix. b)) finalized.

d.	On March 27, 2026, the Company paid the Santander Loan described in note 10 (6)., with a balance as of this date of U.S.$1,498,204.

e.
On April 13, 2026, the Company announced that it has received a letter (the “Notification Letter”) from the Listing Qualifications Department of The Nasdaq Stock Market LLC (“Nasdaq”) notifying the Company that based on the closing bid price of the Company’s ordinary shares for the last 30 consecutive business days, the Company no longer meets the continued listing requirements of Nasdaq under Nasdaq Listing Rule 5550(a)(2), to maintain a minimum bid price of $1 per share.

In accordance with Nasdaq Listing Rule 5810(c)(3)(A), the Company has been provided a compliance period of one hundred eighty (180) calendar days, or until October 5, 2026, to regain compliance with the minimum bid price requirement.

To regain compliance, the closing bid price of the Company’s ordinary shares must meet or exceed $1.00 per share for a minimum often (10) consecutive business days during the compliance period.

If the Company does not regain compliance within the initial compliance period, the Company may be eligible for an additional one hundred eighty (180)-day compliance period. To qualify, the Company will be required to meet the continued listing requirements for market value of publicly held shares and all other applicable requirements for initial listing on the Nasdaq Capital Market, with the exception of the bid price requirement, and will need to provide written notice of its intention to cure the deficiency.
The Company intends to monitor the closing bid price of its ordinary shares and may, if appropriate, consider available options to regain compliance with the Nasdaq minimum bid price requirement.

f.
As of the date of the issuance of these financial statements the Company did not make interest, principal  or lease payments, as applicable, under the instruments described in note 10 (2)., (3)., (4)., (5)., (8)., (9). and (10) from January 1st  to April 30, 2026 and will deliver  audited financial information after the 120 days post 2025 year closing required under the 2031 Notes. Management is reviewing potential defaults and expects to proactively engage in constructive discussions that: 1) waives the defaults to the date with as part of the debt restructuring or 2) Finalize the Negotiation to settle the debts with a potential payment in kind that includes the assets in mortgage guarantee for each of  loan with the different creditors.